1. Summary of Significant Accounting Policies (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Delinquent period for discontinuance of accrual of interest on loan	90 days
Period for credit card and other personal loans to be charged off past due, maximum	180 days
Foreclosed assets	$ 6,685	$ 7,834
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of junior subordinated debt securities	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of junior subordinated debt securities	5 years